Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Intangible Assets, Net [Abstract]
Intangible assets, net
10.	Intangible assets, net
Intangible assets consisted of the following:

		Accumulated
	Gross	Amortization	Net
	RMB	RMB	RMB
As of December 31, 2009
Technical know-how	9,000	(5,250)	3,750
Purchased software and others	9,462	(1,255)	8,207

	18,462	(6,505)	11,957

As of December 31, 2010
Technical know-how	9,000	(6,375)	2,625
Purchased software and others	15,482	(3,775)	11,707

	24,482	(10,150)	14,332

Amortization expense was RMB 1,344, RMB 2,125 and RMB 3,645 for the years ended December 31, 2008, 2009 and 2010, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.
Amortization expense of the existing technical know-how and purchased software for each of the next five years will be approximately RMB 2,296.